DIGITAL ASSETS - SECURITIZE, INC. AND SUBSIDIARIES - Fair Value (Details) - Securitize, Inc. and Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset [Roll Forward]
Digital assets, held at fair value, beginning of year	$ 31,246
Digital assets, held at fair value, end of year	1,936,626	$ 31,246
Digital Asset
Crypto Asset [Roll Forward]
Digital assets, held at fair value, beginning of year	31,246
Purchases and receipts of digital assets	6,322,484
Dispositions and transfers out of digital assets	(1,817,751)
Losses, net	(2,599,353)
Digital assets, held at fair value, end of year	1,936,626	31,246
Realized loss	69,941
Unrealized Loss	2,529,412
Digital Assets, Stablecoins
Crypto Asset [Roll Forward]
Digital assets, held at fair value, beginning of year	20,744,633	113,918
Purchases and receipts of digital assets	1,493,942	20,721,815
Dispositions and transfers out of digital assets	(22,215,757)	0
Additions and receipts from operations	86,472	296,493
Redemptions and disbursements for operation	(22,818)	(387,593)
Digital assets, held at fair value, end of year	86,472	$ 20,744,633
Realized loss	$ 230,927